UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  07/20/09
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   68,145
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1916    18850 SH       SOLE                    17600              1250
3M Company                     COM              88579y101      409     6800 SH       SOLE                     5900               900
AT&T Inc.                      COM              00206r102      882    35500 SH       SOLE                    33700              1800
Abbott Laboratories            COM              002824100     1075    22850 SH       SOLE                    21900               950
Allergan                       COM              018490102     1101    23150 SH       SOLE                    21350              1800
Ansys Inc                      COM              03662q105     1826    58600 SH       SOLE                    56550              2050
Apache Corp                    COM              037411105     1497    20750 SH       SOLE                    19350              1400
BHP Billiton ADR               COM              05545E209      424     7750 SH       SOLE                     7050               700
BP plc                         COM              055622104      430     9028 SH       SOLE                     8860               168
Berkshire Hathaway A           COM              084670108      990       11 SH       SOLE                        9                 2
Berkshire Hathaway B           COM              084670207     4468     1543 SH       SOLE                     1422               121
Buckle Inc                     COM              118440106      318    10000 SH       SOLE                    10000
Burlington Northern Santa Fe   COM              12189T104     2379    32350 SH       SOLE                    30650              1700
Chevron                        COM              166764100     2211    33371 SH       SOLE                    31037              2334
Colonial Properties Trust      COM              195872106      313    42306 SH       SOLE                    40506              1800
Costco Wholesale Corp          COM              22160K105     1095    23925 SH       SOLE                    22925              1000
Cummins Inc                    COM              231021106     1718    48800 SH       SOLE                    45950              2850
Dentsply International         COM              249030107     1694    55407 SH       SOLE                    51107              4300
Expeditors Intl Wash           COM              302130109     3088    92607 SH       SOLE                    87257              5350
Express 1 Expedited Solutions  COM              30217Q108       88   101000 SH       SOLE                   101000
Exxon Mobil                    COM              30231g102     2396    34267 SH       SOLE                    31867              2400
Fastenal                       COM              311900104      555    16728 SH       SOLE                    16128               600
Freeport-McMoran Copper & Gold COM              35671d857      394     7856 SH       SOLE                     7556               300
Gabelli Global Gold Nat Res In COM              36244N109      354    26095 SH       SOLE                    24695              1400
General Dynamics               COM              369550108     2469    44575 SH       SOLE                    42375              2200
General Electric Co            COM              369604103      273    23300 SH       SOLE                    19800              3500
Goldman Sachs                  COM              38141g104      516     3500 SH       SOLE                     3500
Google Inc                     COM              38259P508      826     1960 SH       SOLE                     1933                27
Home Depot Inc                 COM              437076102      286    12104 SH       SOLE                    12104
IBM                            COM              459200101     1190    11400 SH       SOLE                    11200               200
Jacobs Engineering Group       COM              469814107     2250    53450 SH       SOLE                    52250              1200
Johnson & Johnson              COM              478160104     2548    44858 SH       SOLE                    41608              3250
Leucadia National              COM              527288104     2026    96050 SH       SOLE                    90150              5900
McDonalds Corp                 COM              580135101     2081    36200 SH       SOLE                    35050              1150
Microsoft Corp                 COM              594918104      549    23100 SH       SOLE                    21850              1250
Mission West Properties        COM              605203108      211    30835 SH       SOLE                    27235              3600
Monsanto                       COM              61166W101      316     4250 SH       SOLE                     4000               250
Nokia Corp                     COM              654902204      755    51800 SH       SOLE                    48400              3400
Paychex, Inc                   COM              704326107     1871    74250 SH       SOLE                    70750              3500
Pepsico Incorporated           COM              713448108     2138    38900 SH       SOLE                    37800              1100
Petroleo Brasileiro ADR        COM              71654V408      533    13000 SH       SOLE                    12600               400
Plum Creek Timber              COM              729251108     2079    69800 SH       SOLE                    64500              5300
ProShares UltraShort 20yr+ ETF COM              74347R297      405     7950 SH       SOLE                     7950
Procter & Gamble               COM              742718109      296     5795 SH       SOLE                     5795
Prologis                       COM              743410102      251    31134 SH       SOLE                    29234              1900
Public Storage Inc             COM              74460d109     1565    23900 SH       SOLE                    22950               950
Research In Motion Ltd         COM              760975102      540     7600 SH       SOLE                     7400               200
SPDR S&P Biotech               COM              78464A870      279     5500 SH       SOLE                     5300               200
SPDR S&P Dividend              COM              78464A763      466    12280 SH       SOLE                    11430               850
Spdr Gold Trust                COM              78463v107     1083    11875 SH       SOLE                    10825              1050
St. Joe Company                COM              790148100      350    13200 SH       SOLE                    12300               900
Stryker Corp                   COM              863667101     1790    45041 SH       SOLE                    41841              3200
Suncor Energy                  COM              867229106      316    10400 SH       SOLE                    10000               400
Sysco                          COM              871829107      843    37500 SH       SOLE                    35100              2400
T. Rowe Price Group Inc        COM              74144T108      531    12750 SH       SOLE                    12550               200
Tata Motors ADR                COM              876568502      234    27500 SH       SOLE                    27500
Teck Resources                 COM              878742204      539    33800 SH       SOLE                    32100              1700
Teradata Corp                  COM              88076W103      314    13400 SH       SOLE                    12900               500
U.S. Bancorp                   COM              902973304     1121    62550 SH       SOLE                    59550              3000
Vale SA ADR                    COM              91912E105      714    40500 SH       SOLE                    37500              3000
Verizon Communications         COM              92343V104      595    19359 SH       SOLE                    19009               350
Wal-Mart Stores                COM              931142103      358     7400 SH       SOLE                     7200               200
Wells Fargo & Co               COM              949746101      748    30851 SH       SOLE                    28551              2300
iShares Index Fund FTSE Xinhau COM              464287184      271     7050 SH       SOLE                     6350               700